Ascendant MultiCap Equity Fund | Ascendant MultiCap Equity Fund
Ascendant MultiCap Equity Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page   ~~27 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant MultiCap Equity Fund	Ascendant MultiCap Equity Fund Class A Shares	Ascendant MultiCap Equity Fund Class C Shares	Ascendant MultiCap Equity Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant MultiCap Equity Fund		Ascendant MultiCap Equity Fund Class A Shares	Ascendant MultiCap Equity Fund Class C Shares	Ascendant MultiCap Equity Fund Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.05%	6.05%	6.05%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		7.47%	8.22%	7.22%
Fee Waiver and Reimbursement	[2]	(5.05%)	(5.05%)	(5.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.42%	3.17%	2.17%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.40%, 3.15% and 2.15% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Ascendant MultiCap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Ascendant MultiCap Equity Fund Class A Shares	806	2,215	3,555	6,627
Ascendant MultiCap Equity Fund Class C Shares	320	1,941	3,458	6,846
Ascendant MultiCap Equity Fund Class I Shares	220	1,672	3,060	6,270

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities.  The Fund defines equity securities as common stocks of domestic or foreign companies.  The Fund invests without restriction as to issuer capitalization or country.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research.  These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

•

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

•

Limited History of Operations Risk.  The Fund has a limited history of operation s .

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

•

No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

•

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Years Ended December 311 (Returns do not reflect sales loads and would be lower if they did)

[1]  The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Best Quarter:	1st Quarter 2012	9.97%
Worst Quarter:	2nd Quarter 2012	(3.10)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Returns Ascendant MultiCap Equity Fund	1 Year	Since Inception	Inception Date
Ascendant MultiCap Equity Fund Class A Shares	3.88%	13.43%	Oct. 05, 2011
Ascendant MultiCap Equity Fund Class C Shares	9.60%	18.44%	Oct. 05, 2011
Ascendant MultiCap Equity Fund Class I Shares	10.47%	19.48%	Oct. 05, 2011
After Taxes on Distributions Ascendant MultiCap Equity Fund Class A Shares	3.78%	12.99%
After Taxes on distributions and sale of Fund shares Ascendant MultiCap Equity Fund Class A Shares	2.53%	11.18%
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	16.16%	22.55%	Oct. 05, 2011

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

The Standard and Poor's Composite 1500 Index is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P Mid-Cap 400, and the S&P Small-Cap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.